Significant Accounting Policies (Details 2)	12 Months Ended
Jan. 31, 2023
Licences
Statement [Line Items]
Intangible assets estimated useful lives	5
Unpatented Technologys
Statement [Line Items]
Intangible assets estimated useful lives	10
Patents
Statement [Line Items]
Intangible assets estimated useful lives	10